SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 12B-25

IRS Number 65-1086538

NOTIFICATION OF LATE FILING

(Check One): ☐ Form 10-K ☐ Form 11-K ☐ Form 20-F [X] Form 10-Q
☐ Form N-SAR

For Period Ended: December 31, 2005

☐ Transition Report on Form 10-K

☐ Transition Report on Form 20-F

☐ Transition Report on Form 11-K

☐ Transition Report on Form 10-Q

☐ Transition Report on Form N-SAR

FOR THE TRANSITION PERIOD ENDED: NOT APPLICABLE

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Read attached instruction sheet before preparing form. Please print or type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

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If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:

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PART I - REGISTRANT INFORMATION

KYTO BIOPHARMA, INC.

Full Name of Registrant

FORMER NAME IF APPLICABLE

41A AVENUE ROAD

Address of Principal Executive Office (Street and Number)

TORONTO, ONTARIO, M5R 2G3 CANADA

City, State and Zip Code

PART II - RULE 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

| (a) The reasons described in reasonable detail in Part III of this

|       form could not be eliminated without unreasonable effort or

|       expense;

|

| (b) The subject annual report, semi-annual report, transition report

|       on Form 10-K, Form 20-F, Form 11-K or Form N-SAR, or portion

☒

|       thereof will be filed on or before the 15th calendar day

|       following the prescribed due date; or the subject quarterly

|       report or transition report on Form 10-Q, or portion thereof will

|       be filed on or before the fifth calendar day following the

|       prescribed due date; and

|

| (c) The accountant's statement or other exhibit required by Rule

|       12b-25(c) has been attached if applicable.

PART III - NARRATIVE

State below in reasonable detail why the Form 10-K, 11-K, 20-F 10-Q, N-SAR or the transition report portion thereof could not be filed within the prescribed time period. (Attach extra sheets if needed.)

Registrant has been unable to complete its Form 10-QSB for the quarter ended December 31, 2005, within the prescribed time because of delays in completing the preparation of its unaudited financial statements and its management discussion and analysis. Such delays are primarily due to Registrant's management's dedication of such management's time to business matters. This has taken a significant amount of management's time away from the preparation of the Form 10-QSB and delayed the preparation of the unaudited financial statements the quarter ended December 31, 2005.

PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification:

JEAN-LUC BERGER	416	955-0349
(Name)	(Area Code)	(Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed?

☒Yes ☐ No If the answer is no, identify report(s).

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
☐ Yes ☒ No

If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

KYTO BIOPHARMA INC.

(Name of Registrant as Specified in Charter)

Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date:   February 16, 2006

By /s/ Jean-Luc Berger
Jean-Luc Berger, Ph.D.
President & Chief Executive Officer
Acting Chief Financial Officer